Expense Example	Oct. 31, 2025 USD ($)
WEBS SPY DEFINED VOLATILITY ETF | WEBs SPY Defined Volatility ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 91
Expense Example, with Redemption, 3 Years	284
Expense Example, with Redemption, 5 Years	493
Expense Example, with Redemption, 10 Years	1,096
WEBs QQQ Defined Volatility ETF | WEBs QQQ Defined Volatility ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	96
Expense Example, with Redemption, 3 Years	300
Expense Example, with Redemption, 5 Years	520
Expense Example, with Redemption, 10 Years	1,155
WEBs Energy XLE Defined Volatility ETF | WEBs Energy XLE Defined Volatility ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	91
Expense Example, with Redemption, 3 Years	284
WEBs Materials XLB Defined Volatility ETF | WEBs Materials XLB Defined Volatility ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	91
Expense Example, with Redemption, 3 Years	284
WEBs Industrials XLI Defined Volatility ETF | WEBs Industrials XLI Defined Volatility ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	91
Expense Example, with Redemption, 3 Years	284
WEBs Consumer Discretionary XLY Defined Volatility ETF | WEBs Consumer Discretionary XLY Defined Volatility ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	91
Expense Example, with Redemption, 3 Years	284
WEBs Consumer Staples XLP Defined Volatility ETF | WEBs Consumer Staples XLP Defined Volatility ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	91
Expense Example, with Redemption, 3 Years	284
WEBs Health Care XLV Defined Volatility ETF | WEBs Health Care XLV Defined Volatility ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	91
Expense Example, with Redemption, 3 Years	284
WEBs Financial XLF Defined Volatility ETF | WEBs Financial XLF Defined Volatility ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	91
Expense Example, with Redemption, 3 Years	284
WEBs Technology XLK Defined Volatility ETF | WEBs Technology XLK Defined Volatility ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	91
Expense Example, with Redemption, 3 Years	284
WEBs Communication Services XLC Defined Volatility ETF | WEBs Communication Services XLC Defined Volatility ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	91
Expense Example, with Redemption, 3 Years	284
WEBs Utilities XLU Defined Volatility ETF | WEBs Utilities XLU Defined Volatility ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	91
Expense Example, with Redemption, 3 Years	284
WEBs Real Estate XLRE Defined Volatility ETF | WEBs Real Estate XLRE Defined Volatility ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	91
Expense Example, with Redemption, 3 Years	$ 284